NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	May 23, 2024	May 22, 2024	Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Cash			$ 25,699	$ 20,776
Working capital deficit			$ 3,286,138
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Reverse stock split description	one new share for every three old shares
Number of issued and outstanding ordinary shares	18,288,861	54,866,625